ACQUISITIONS - Schedule of estimated fair values of the assets acquired and liabilities assumed (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill	$ 1,554.4	$ 1,236.7	$ 1,196.2
Perimeter 81 Ltd [Member]
Business Acquisition [Line Items]
Goodwill	314.9
Property and equipment, net	31.6
Total	$ 503.1
Perimeter 81 Ltd [Member] | Core technology
Business Acquisition [Line Items]
Weighted Average Useful Life	8 years
Intangible assets	$ 99.6
Perimeter 81 Ltd [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life	2 years
Intangible assets	$ 57.0